The Company	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

Note 1 — The Company
General
Cleco Holdings is a holding company composed of the following:

•
Cleco Power, a regulated electric utility subsidiary, which owns nine generating units with a total nameplate capacity of 3,310 MW and serves approximately 288,000 customers in Louisiana through its retail business and supplies wholesale power in Louisiana and Mississippi. Cleco Power also owns a 50% interest in an entity that owns lignite reserves. Cleco Power owns all of the outstanding membership interests in Cleco Katrina/Rita, a special purpose entity that is consolidated with Cleco Power in its financial statements.

•
Midstream is a wholesale energy subsidiary, regulated by FERC, which owns Evangeline. Prior to March 15, 2014, Evangeline owned Coughlin and its two generating units with a total nameplate capacity of 775 MW. On March 15, 2014, Coughlin was transferred from Evangeline to Cleco Power.

•	Cleco’s other operations consist of a holding company, two transmission interconnection facility subsidiaries, a shared services subsidiary, and an investment subsidiary.

On April 13, 2016, Cleco Holdings completed its merger with Merger Sub whereby Merger Sub merged with and into Cleco Corporation, with Cleco Corporation surviving the Merger, and Cleco Corporation converting to a limited liability company and changing its name to Cleco Holdings, as a direct, wholly owned subsidiary of Cleco Group and an indirect, wholly owned subsidiary of Cleco Partners. As a result, Cleco Corporation is presented as the predecessor entity and Cleco Holdings is presented as the successor entity. For more information on the Merger, see Note 3 — “Business Combinations.”